Cover		12 Months Ended
	May 26, 2023	Dec. 31, 2022
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	May 26, 2023
Entity File Number	1-3525
Entity Registrant Name	AMERICAN ELECTRIC POWER CO INC.
Entity Incorporation, State or Country Code	NY
Entity Tax Identification Number	13-4922640
Entity Address, Address Line One	1 Riverside Plaza,
Entity Address, City or Town	Columbus,
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43215-2373
City Area Code	(614)
Local Phone Number	716-1000
Entity Central Index Key	0000004904
Amendment Flag	false
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Auditor Firm ID	238
Auditor Location	Columbus, Ohio
Auditor Name	PricewaterhouseCoopers LLP
AEP Texas Inc. [Member]
Entity Information [Line Items]
Entity File Number	333-221643
Entity Registrant Name	AEP TEXAS INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	51-0007707
Entity Central Index Key	0001721781
Auditor Firm ID		238
Auditor Location		Columbus, Ohio
Auditor Name		PricewaterhouseCoopers LLP
AEP Transmission Co [Member]
Entity Information [Line Items]
Entity File Number	333-217143
Entity Registrant Name	AEP TRANSMISSION COMPANY, LLC
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	46-1125168
Entity Central Index Key	0001702494
Auditor Firm ID	238
Auditor Location	Columbus, Ohio
Auditor Name	PricewaterhouseCoopers LLP
Appalachian Power Co [Member]
Entity Information [Line Items]
Entity File Number	1-3457
Entity Registrant Name	APPALACHIAN POWER COMPANY
Entity Incorporation, State or Country Code	VA
Entity Tax Identification Number	54-0124790
Entity Central Index Key	0000006879
Auditor Firm ID		238
Auditor Location		Columbus, Ohio
Auditor Name		PricewaterhouseCoopers LLP
Indiana Michigan Power Co [Member]
Entity Information [Line Items]
Entity File Number	1-3570
Entity Registrant Name	INDIANA MICHIGAN POWER COMPANY
Entity Incorporation, State or Country Code	IN
Entity Tax Identification Number	35-0410455
Entity Central Index Key	0000050172
Auditor Firm ID		238
Auditor Location		Columbus, Ohio
Auditor Name		PricewaterhouseCoopers LLP
Ohio Power Co [Member]
Entity Information [Line Items]
Entity File Number	1-6543
Entity Registrant Name	OHIO POWER COMPANY
Entity Incorporation, State or Country Code	OH
Entity Tax Identification Number	31-4271000
Entity Central Index Key	0000073986
Auditor Firm ID		238
Auditor Location		Columbus, Ohio
Auditor Name		PricewaterhouseCoopers LLP
Public Service Co Of Oklahoma [Member]
Entity Information [Line Items]
Entity File Number	0-343
Entity Registrant Name	PUBLIC SERVICE COMPANY OF OKLAHOMA
Entity Incorporation, State or Country Code	OK
Entity Tax Identification Number	73-0410895
Entity Central Index Key	0000081027
Auditor Firm ID		238
Auditor Location		Columbus, Ohio
Auditor Name		PricewaterhouseCoopers LLP
Southwestern Electric Power Co [Member]
Entity Information [Line Items]
Entity File Number	1-3146
Entity Registrant Name	SOUTHWESTERN ELECTRIC POWER COMPANY
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	72-0323455
Entity Central Index Key	0000092487
Auditor Firm ID		238
Auditor Location		Columbus, Ohio
Auditor Name		PricewaterhouseCoopers LLP
The NASDAQ Stock Market | Common Stock, $6.50 par value [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $6.50 par value
Trading Symbol	AEP
Security Exchange Name	NASDAQ
The NASDAQ Stock Market | 6.125% Corporate Units
Entity Information [Line Items]
Title of 12(b) Security	6.125% Corporate Units
Trading Symbol	AEPPZ
Security Exchange Name	NASDAQ